Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Increase (decrease) in amount of unrecognized tax benefits	$ 19
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	8,709	$ 8,568	$ 7,146
Additions based on tax positions related to the current year	355	934	1,690
Additions for tax positions of prior years	174	247	159
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(470)	(688)	(408)
Settlements	(41)	(352)	(19)
Balance at December 31	$ 8,728	$ 8,709	$ 8,568